UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: April 30, 2016

Date of reporting period: October 31, 2015

Item 1.	Reports to Stockholders.

CAMBIAR INVESTORS
Redefining Value Since 1973

October 31, 2015

Semi-Annual Report

The Advisors' Inner Circle Fund

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2015

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2015 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.1%
	Shares	Value
AIR FREIGHT & LOGISTICS — 3.3%
United Parcel Service, Cl B	210,000	$21,634,200

AUTOMOBILES — 3.2%
Ford Motor	1,400,000	20,734,000

BANKS — 9.9%
BB&T	525,000	19,503,750
Citigroup	370,000	19,672,900
Citizens Financial Group	550,000	13,365,000
Regions Financial	1,250,000	11,687,500

		64,229,150

BEVERAGES — 3.3%
Coca-Cola	504,000	21,344,400

BIOTECHNOLOGY — 8.2%
AbbVie	325,000	19,353,750
Baxalta	402,000	13,852,920
Biogen*	70,000	20,335,700

		53,542,370

CHEMICALS — 4.0%
Dow Chemical	254,000	13,124,180
Monsanto	140,000	13,050,800

		26,174,980

COMMUNICATIONS EQUIPMENT — 3.1%
QUALCOMM	340,000	20,202,800

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER FINANCE — 6.9%
American Express	165,000	$12,087,900
Capital One Financial	260,000	20,514,000
Synchrony Financial*	400,000	12,304,000

		44,905,900

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
Verizon Communications	425,000	19,924,000

ENERGY EQUIPMENT & SERVICES — 1.6%
Halliburton	280,000	10,746,400

FOOD & STAPLES RETAILING — 2.0%
CVS Health	130,000	12,841,400

FOOD PRODUCTS — 2.3%
Tyson Foods, Cl A	335,000	14,860,600

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	315,000	14,112,000

HEALTH CARE PROVIDER & SERVICES — 3.7%
Aetna	110,000	12,625,800
Universal Health Services, Cl B	96,000	11,720,640

		24,346,440

HOTELS, RESTAURANTS & LEISURE — 5.2%
McDonald’s	115,000	12,908,750
MGM Resorts International*	900,000	20,871,000

		33,779,750

INSURANCE — 4.9%
MetLife	400,000	20,152,000
Willis Group Holdings	270,000	12,044,700

		32,196,700

INTERNET SOFTWARE & SERVICES — 5.5%
Alphabet, Cl A*	29,000	21,384,310
eBay*	530,000	14,787,000

		36,171,310

IT SERVICES — 2.0%
Amdocs	215,000	12,807,550

LIFE SCIENCES TOOLS & SERVICES — 2.1%
Agilent Technologies	360,000	13,593,600

OIL, GAS & CONSUMABLE FUELS — 4.0%
Anadarko Petroleum	200,000	13,376,000
EOG Resources	145,000	12,448,250

		25,824,250

PHARMACEUTICALS — 4.4%
AstraZeneca ADR	450,000	14,350,500
Mallinckrodt*	215,000	14,119,050

		28,469,550

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
PROFESSIONAL SERVICES — 2.0%
ManpowerGroup	140,000	$12,849,200

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Host Hotels & Resorts	775,000	13,430,750

ROAD & RAIL — 1.0%
Norfolk Southern	82,000	6,562,460

SOFTWARE — 3.1%
Oracle	525,000	20,391,000

TOTAL COMMON STOCK (Cost $528,660,637)		605,674,760

SHORT-TERM INVESTMENT (A) — 7.0%
SEI Daily Income Trust Government Fund, Cl A, 0.010% (Cost $45,693,014)	45,693,014	45,693,014

TOTAL INVESTMENTS — 100.1% (Cost $574,353,651)		$651,367,774

Percentages are based on Net Assets of $650,973,380.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2015.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended October 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six month period ended October 31, 2015, the Fund held no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
OCTOBER 31, 2015 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.3%
Triumph Group	22,510	$1,048,516

AIR FREIGHT & LOGISTICS — 2.8%
Expeditors International of Washington	25,000	1,244,750

BANKS — 13.2%
BankUnited	35,290	1,312,082
CIT Group	26,570	1,142,510
FirstMerit	63,330	1,189,971
Umpqua Holdings	64,870	1,083,329
Zions Bancorporation	41,090	1,182,160

		5,910,052

BIOTECHNOLOGY — 2.4%
United Therapeutics*	7,290	1,068,933

CHEMICALS — 5.0%
Huntsman	80,410	1,059,000
Scotts Miracle-Gro, Cl A	18,200	1,204,112

		2,263,112

CONTAINERS & PACKAGING — 2.5%
Owens-Illinois*	51,500	1,109,825

DISTRIBUTORS — 2.8%
LKQ*	43,150	1,277,671

ELECTRIC UTILITIES — 2.6%
Pinnacle West Capital	18,740	1,190,177

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
OCTOBER 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ELECTRONICS EQUIPMENT — 5.2%
Bruker*	61,330	$1,126,632
Jabil Circuit	51,897	1,192,593

		2,319,225

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
ResMed	21,720	1,251,289

HEALTH CARE PROVIDER & SERVICES — 2.4%
Health Net*	17,000	1,092,420

INSURANCE — 2.6%
Reinsurance Group of America, Cl A	12,930	1,166,803

INTERNET SOFTWARE & SERVICES — 2.4%
IAC	16,040	1,074,841

IT SERVICES — 10.6%
Amdocs	19,970	1,189,613
Booz Allen Hamilton Holding, Cl A	46,160	1,359,874
MAXIMUS	16,560	1,129,392
VeriFone Systems*	36,650	1,104,631

		4,783,510

LIFE SCIENCES TOOLS & SERVICES — 2.8%
PerkinElmer	23,980	1,238,327

MACHINERY — 2.2%
Timken	31,700	1,001,720

MARINE — 2.1%
Kirby*	14,240	929,730

MEDIA — 1.8%
News, Cl A	51,390	791,406

OIL, GAS & CONSUMABLE FUELS — 2.8%
Cimarex Energy	10,670	1,259,700

PHARMACEUTICALS — 2.4%
Mallinckrodt*	16,400	1,076,988

PROFESSIONAL SERVICES — 2.6%
ManpowerGroup	12,830	1,177,537

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.4%
Starwood Waypoint Residential Trust REIT	43,490	1,069,854

ROAD & RAIL — 2.3%
Kansas City Southern	12,370	1,023,741

SEMI-CONDUCTORS & INSTRUMENTS — 5.2%
Maxim Integrated Products	29,210	1,197,026
Synaptics*	13,170	1,120,635

		2,317,661

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
OCTOBER 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOFTWARE — 5.1%
PTC*	32,460	$1,150,382
Synopsys*	22,950	1,147,041

		2,297,423

SPECIALTY RETAIL — 2.3%
Urban Outfitters*	35,640	1,019,304

TEXTILES, APPAREL & LUXURY GOODS — 3.9%
Fossil Group*	13,840	753,034
PVH	11,050	1,004,998

		1,758,032

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX	1,449	67,668

TOTAL COMMON STOCK (Cost $43,235,138)		43,830,215

SHORT-TERM INVESTMENT (A) — 2.1%
SEI Daily Income Trust Government Fund, Cl A, 0.010% (Cost $928,043)	928,043	928,043

TOTAL INVESTMENTS — 99.7% (Cost $44,163,181)		$44,758,258

Percentages are based on Net Assets of $44,913,513.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2015.

Cl — Class

REIT — Real Estate Investment Trust

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended October 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six month period ended October 31, 2015, the Fund held no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
OCTOBER 31, 2015 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.0%
Triumph Group	446,690	$20,806,820

BANKS — 10.4%
BankUnited	631,000	23,460,580
BBCN Bancorp	1,156,000	19,409,240
FirstMerit	1,192,000	22,397,680
TCF Financial	1,444,000	22,223,160
Umpqua Holdings	1,348,000	22,511,600

		110,002,260

BIOTECHNOLOGY — 1.9%
AMAG Pharmaceuticals*	504,000	20,160,000

CHEMICALS — 2.2%
Cabot	655,000	23,540,700

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Brink’s	553,000	17,131,940

COMMUNICATIONS EQUIPMENT — 0.1%
Lumentum Holdings*	62,800	900,552

DISTRIBUTORS — 2.2%
Beacon Roofing Supply*	644,000	22,791,160

DIVERSIFIED CONSUMER SERVICES — 1.9%
Sotheby’s	571,000	19,785,150

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
Cogent Communications Holdings	415,580	12,766,617

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
OCTOBER 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ELECTRIC UTILITIES — 2.1%
Portland General Electric	601,000	$22,285,080

ELECTRICAL EQUIPMENT — 6.2%
EnerSys	389,000	23,725,110
Generac Holdings*	616,000	19,440,960
Regal-Beloit	349,000	22,262,710

		65,428,780

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Haemonetics*	629,220	21,255,052

HEALTH CARE PROVIDER & SERVICES — 2.0%
Magellan Health*	405,000	21,627,000

HEALTH CARE TECHNOLOGY — 1.6%
Quality Systems	1,242,000	17,450,100

HOTELS, RESTAURANTS & LEISURE — 2.0%
La Quinta Holdings*	1,371,640	20,780,346

HOUSEHOLD DURABLES — 3.7%
Energizer Holdings	553,000	23,684,990
TiVo*	1,749,000	15,880,920

		39,565,910

INSURANCE — 3.5%
ProAssurance	418,000	22,137,280
Third Point Reinsurance*	1,131,000	15,460,770

		37,598,050

IT SERVICES — 4.0%
Cardtronics*	628,000	21,666,000
EVERTEC	1,162,000	21,194,880

		42,860,880

MEDIA — 4.5%
Cable One*	55,500	24,055,920
Sinclair Broadcast Group, Cl A	802,000	24,068,020

		48,123,940

METALS & MINING — 0.7%
Kaiser Aluminum	97,155	7,897,730

OIL, GAS & CONSUMABLE FUELS — 2.3%
RSP Permian*	595,005	16,315,037
SM Energy	246,310	8,214,439

		24,529,476

PHARMACEUTICALS — 4.2%
Lannett*	501,000	22,429,770
Medicines*	643,000	22,016,320

		44,446,090

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
Starwood Waypoint Residential Trust REIT	820,000	20,172,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
OCTOBER 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SEMI-CONDUCTORS & INSTRUMENTS — 7.1%
Lattice Semiconductor*	3,580,000	$16,396,400
Microsemi*	628,000	22,614,280
Rambus*	1,512,000	15,603,840
Synaptics*	249,000	21,187,410

		75,801,930

SOFTWARE — 3.6%
AVG Technologies*	650,520	15,417,324
Mentor Graphics	850,000	23,120,000

		38,537,324

SPECIALTY RETAIL — 12.6%
Buckle	552,000	19,562,880
CST Brands	242,000	8,695,060
DSW, Cl A	843,000	21,024,420
Express*	775,000	14,957,500
Finish Line, Cl A	633,000	11,792,790
Genesco*	364,000	22,804,600
Group 1 Automotive	184,000	15,998,800
Sonic Automotive, Cl A	768,000	19,153,920

		133,989,970

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.6%
Diebold	746,000	27,505,020

TRADING COMPANIES & DISTRIBUTORS — 3.8%
Aircastle	1,099,000	24,903,340
Atlas Air Worldwide Holdings*	356,000	14,681,440
GATX	26,077	1,217,796

		40,802,576

WIRELESS TELECOMMUNICATION SERVICES — 2.1%
Telephone & Data Systems	781,000	22,367,840

TOTAL COMMON STOCK (Cost $1,004,333,091)		1,020,910,293

SHORT-TERM INVESTMENT (A) — 4.1%
SEI Daily Income Trust Government Fund, Cl A, 0.010% (Cost $43,200,749)	43,200,749	43,200,749

TOTAL INVESTMENTS — 100.1% (Cost $1,047,533,840)		$1,064,111,042

Percentages are based on Net Assets of $1,063,528,730.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2015.

Cl — Class

REIT — Real Estate Investment Trust

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended October 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six month period ended October 31, 2015, the Fund held no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2015 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.4%
	Shares	Value
BRAZIL — 2.1%
Embraer ADR	543,000	$15,947,910

CHINA — 1.9%
China Mobile ADR	244,000	14,715,640

FRANCE — 10.1%
Accor	291,000	14,560,639
Atos	208,000	16,659,217
Societe Generale	318,000	14,882,006
Unibail-Rodamco	57,000	16,026,803
Vivendi	586,000	14,197,468

		76,326,133

GERMANY — 7.4%
adidas	270,000	24,382,413
Deutsche Post	505,000	15,125,152
Infineon Technologies	1,371,000	16,988,553

		56,496,118

JAPAN — 20.2%
Denso	306,900	14,263,981
LIXIL Group	711,000	15,216,209
Mitsubishi Estate	610,000	13,102,757
Otsuka Holdings	422,000	14,070,450
Secom	223,000	14,875,401
Seiko Epson	902,000	13,685,992
Seven & I Holdings	333,000	15,102,506
Sumitomo Mitsui Financial Group ADR	2,853,000	22,766,940
Suntory Beverage & Food	360,000	14,595,725

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Toray Industries	1,768,000	$15,466,511

		153,146,472

NETHERLANDS — 11.8%
Aegon	2,216,000	13,718,996
Gemalto	240,000	15,131,501
Heineken	185,000	16,988,455
Koninklijke DSM	266,000	14,268,485
Koninklijke KPN	3,870,000	14,299,296
Koninklijke Philips	543,000	14,753,465

		89,160,198

SINGAPORE — 2.0%
Global Logistic Properties	9,360,700	14,961,832

SPAIN — 1.9%
Banco Bilbao Vizcaya Argentaria ADR	1,661,235	14,319,846

SWEDEN — 2.0%
Telefonaktiebolaget LM Ericsson ADR	1,577,000	15,359,980

SWITZERLAND — 9.5%
Julius Baer Group	297,000	14,824,189
Novartis ADR	148,000	13,383,640
Roche Holding	81,000	22,098,161
Syngenta	65,000	21,975,018

		72,281,008

UNITED KINGDOM — 24.5%
AstraZeneca	327,000	20,997,654
Barclays	3,828,000	13,716,564
HSBC Holdings ADR	324,000	12,658,680
Markit*	577,000	17,598,500
National Grid	1,119,000	16,006,583
Pearson	778,000	10,383,228
Royal Dutch Shell ADR	145,795	7,648,406
Sky	1,440,000	24,380,237
Smith & Nephew ADR	402,000	13,716,240
Vodafone Group ADR	663,000	21,859,110
William Hill	2,702,000	13,240,053
WPP	622,000	14,021,634

		186,226,889

TOTAL COMMON STOCK (Cost $710,360,279)		708,942,026

SHORT-TERM INVESTMENT (A) — 7.8%
SEI Daily Income Trust Government Fund, Cl A, 0.010% (Cost $59,372,186)	59,372,186	59,372,186

TOTAL INVESTMENTS — 101.2% (Cost $769,732,465)		$768,314,212

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2015 (Unaudited)

Percentages are based on Net Assets of $759,096,772.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2015.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

The following is a list of the level of inputs used as of October 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Brazil	$15,947,910	$—	$—	$15,947,910
China	14,715,640	—	—	14,715,640
France	—	76,326,133	—	76,326,133
Germany	—	56,496,118	—	56,496,118
Japan	22,766,940	130,379,532	—	153,146,472
Netherlands	—	89,160,198	—	89,160,198
Singapore	—	14,961,832	—	14,961,832
Spain	14,319,846	—	—	14,319,846
Sweden	15,359,980	—	—	15,359,980
Switzerland	13,383,640	58,897,368	—	72,281,008
United Kingdom	73,480,936	112,745,953	—	186,226,889

Total Common Stock	169,974,892	538,967,134	—	708,942,026

Short-Term Investment	59,372,186	—	—	59,372,186

Total Investments in Securities	$229,347,078	$538,967,134	$—	$768,314,212

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of timing differences in the closing of exchanges in which these securities trade.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the six month period ended October 31, 2015, there were transfers between Level 1 and Level 2 investments in securities due to the Fund utilizing international pricing. For the six month period ended October 31, 2015, the Fund held no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
OCTOBER 31, 2015 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.3%
	Shares	Value
AUSTRIA — 2.2%
Schoeller-Bleckmann Oilfield Equipment	445	$26,852

CANADA — 1.8%
Precision Drilling	5,425	21,429

CHINA — 1.7%
Greatview Aseptic Packaging	44,000	20,727

FRANCE — 11.3%
Eurazeo	351	24,830
ICADE	310	23,095
Ipsen	392	24,859
Naturex*	312	22,053
Saft Groupe	885	22,959
Societe Television Francaise 1	1,425	18,403

		136,199

GERMANY — 7.3%
Jenoptik	2,000	32,456
STADA Arzneimittel	705	26,914
Wincor Nixdorf	567	29,247

		88,617

ITALY — 3.9%
Azimut Holding	1,020	24,711
Piaggio	9,145	22,870

		47,581

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
OCTOBER 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — 26.4%
Chiyoda	3,000	$22,781
DeNA*	1,400	22,460
FamilyMart	525	21,449
GS Yuasa	7,000	26,549
Horiba	600	23,577
Keihin	1,750	28,505
Kenedix Office Investment	5	22,908
Sapporo Holdings	6,000	24,702
SCREEN Holdings	3,000	17,727
Sumitomo Osaka Cement	7,000	26,959
T Hasegawa	1,700	22,270
Trend Micro ADR	790	30,699
Ube Industries	14,000	29,419

		320,005

LUXEMBOURG — 3.9%
Adecoagro*	2,570	27,216
L’Occitane International	9,750	19,734

		46,950

MEXICO — 1.7%
Prologis Property Mexico	12,640	21,015

NETHERLANDS — 2.0%
PostNL*	5,760	23,922

SPAIN — 2.1%
Distribuidora Internacional de Alimentacion*	3,900	24,935

SWEDEN — 2.0%
Com Hem Holding	2,746	23,657

SWITZERLAND — 1.7%
EFG International	2,075	20,905

TAIWAN — 4.4%
Chicony Electronics	10,000	23,809
Siliconware Precision Industries ADR	4,400	29,436

		53,245

UNITED KINGDOM — 18.9%
Britvic	2,245	24,257
BTG*	2,765	23,634
Countrywide	2,768	19,840
Henderson Group	5,850	25,883
ICAP	2,869	19,501
LivaNova*	361	23,939
Spire Healthcare Group	4,485	25,968
SThree	3,979	22,161
Stock Spirits Group	6,030	17,741
Tate & Lyle	2,830	26,083

		229,007

TOTAL COMMON STOCK (Cost $1,081,233)		1,105,046

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
OCTOBER 31, 2015 (Unaudited)

SHORT-TERM INVESTMENT (A) — 8.3%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.010% (Cost $100,955)	100,955	$100,955

TOTAL INVESTMENTS — 99.6% (Cost $1,182,188)		$1,206,001

Percentages are based on Net Assets of $1,210,485.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2015.

ADR — American Depositary Receipt

Cl — Class

The following is list of the level of inputs used as of October 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Austria	$—	$26,852	$—	$26,852
Canada	21,429	—	—	21,429
China	—	20,727	—	20,727
France	—	136,199	—	136,199
Germany	—	88,617	—	88,617
Italy	—	47,581	—	47,581
Japan	30,699	289,306	—	320,005
Luxembourg	27,216	19,734	—	46,950
Mexico	21,015	—	—	21,015
Netherlands	—	23,922	—	23,922
Spain	—	24,935	—	24,935
Sweden	23,657	—	—	23,657
Switzerland	—	20,905	—	20,905
Taiwan	29,436	23,809	—	53,245
United Kingdom	67,648	161,359	—	229,007

Total Common Stock	221,100	883,946	—	1,105,046

Short-Term Investment	100,955	—	—	100,955

Total Investments in Securities	$322,055	$883,946	$—	$1,206,001

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of timing differences in the closing of exchanges in which these securities trade.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the six month period ended October 31, 2015, there were transfers between Level 1 and Level 2 investments in securities due to the Fund utilizing international pricing. For the six month period ended October 31, 2015, the Fund held no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
OCTOBER 31, 2015 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.0%
	Shares	Value

AIR FREIGHT & LOGISTICS — 3.8%
Deutsche Post ADR	1,329	$39,458
United Parcel Service, Cl B	420	43,268

		82,726

AUTOMOBILES — 1.9%
Ford Motor	2,755	40,802

BANKS — 12.8%
Banco Bilbao Vizcaya Argentaria ADR	4,703	40,540
Barclays ADR	2,700	38,421
Citigroup	815	43,333
Citizens Financial Group	1,560	37,908
HSBC Holdings ADR	973	38,015
Regions Financial	4,025	37,634
Sumitomo Mitsui Financial Group ADR	5,275	42,095

		277,946

BEVERAGES — 4.2%
Coca-Cola	1,060	44,891
Suntory Beverage & Food ADR	2,265	45,662

		90,553

BIOTECHNOLOGY — 4.1%
AbbVie	700	41,685
Baxalta	1,350	46,521

		88,206

CAPITAL MARKETS — 2.0%
Julius Baer Group Ltd. ADR	4,368	43,068

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
OCTOBER 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHEMICALS — 3.6%
Koninklijke DSM ADR	2,585	$34,665
Monsanto	470	43,813

		78,478

COMMERCIAL SERVICES & SUPPLIES — 2.2%
Secom ADR	2,785	46,832

COMMUNICATIONS EQUIPMENT — 3.7%
QUALCOMM	625	37,138
Telefonaktiebolaget LM Ericsson ADR	4,400	42,856

		79,994

CONSUMER FINANCE — 3.6%
American Express	530	38,828
Capital One Financial	498	39,292

		78,120

ENERGY EQUIPMENT & SERVICES — 1.6%
Baker Hughes	675	35,559

FOOD & STAPLES RETAILING — 2.1%
Seven & I Holdings Ltd. ADR	2,009	45,484

FOOD PRODUCTS — 2.0%
Tyson Foods, Cl A	995	44,138

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Smith & Nephew ADR	1,234	42,104

HEALTH CARE PROVIDER & SERVICES — 1.9%
Universal Health Services, Cl B	335	40,900

HOTELS, RESTAURANTS & LEISURE — 4.1%
McDonald’s	400	44,900
MGM Resorts International*	1,885	43,713

		88,613

INDUSTRIAL CONGLOMERATES — 2.0%
Koninklijke Philips	1,640	44,181

INSURANCE — 3.8%
Aegon	6,567	40,387
Willis Group Holdings	940	41,934

		82,321

INTERNET SOFTWARE & SERVICES — 4.1%
Alphabet, Cl A*	63	46,456
eBay*	1,535	42,826

		89,282

IT SERVICES — 2.2%
Atos ADR	3,025	48,279

LIFE SCIENCES TOOLS & SERVICES — 4.1%
Agilent Technologies	1,014	38,289

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
OCTOBER 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — continued
PerkinElmer	960	$49,574

		87,863

MEDIA — 7.9%
Markit*	1,669	50,904
Sky ADR	694	46,984
Vivendi ADR	1,215	29,221
WPP ADR	400	44,824

		171,933

OIL, GAS & CONSUMABLE FUELS — 3.5%
Cimarex Energy	312	36,835
EOG Resources	465	39,920

		76,755

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Unibail-Rodamco ADR	1,421	39,788

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
Mitsubishi Estate ADR	1,850	39,997

SOFTWARE — 2.0%
Synopsys*	863	43,133

TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Adidas ADR	1,141	50,957

WIRELESS TELECOMMUNICATION SERVICES — 3.9%
China Mobile ADR	695	41,916
Vodafone Group ADR	1,263	41,641

		83,557

TOTAL COMMON STOCK (Cost $1,980,945)		2,061,569

SHORT-TERM INVESTMENT (A) — 10.0%
SEI Daily Income Trust Government Fund, Cl A, 0.010% (Cost $216,068)	216,068	216,068

TOTAL INVESTMENTS — 105.0% (Cost $2,197,013)		$2,277,637

Percentages are based on Net Assets of $2,169,125.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2015.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended October 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six month period ended October 31, 2015, the Fund held no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED
EQUITY FUND
OCTOBER 31, 2015 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.8%
	Shares	Value
AUTOMOBILES — 1.0%
Ford Motor	100,000	$1,481,000

BANKS — 8.1%
Citizens Financial Group	250,000	6,075,000
Mitsubishi UFJ Financial Group ADR	900,000	5,823,000

		11,898,000

BIOTECHNOLOGY — 13.6%
AbbVie	134,175	7,990,121
Baxalta	140,000	4,824,400
Biogen*	25,000	7,262,750

		20,077,271

COMMUNICATIONS EQUIPMENT — 8.2%
QUALCOMM	80,000	4,753,600
Telefonaktiebolaget LM Ericsson ADR	750,000	7,305,000

		12,058,600

CONSUMER FINANCE — 5.3%
Capital One Financial	100,000	7,890,000

HEALTH CARE TECHNOLOGY — 2.9%
Quality Systems	300,000	4,215,000

HOTELS, RESTAURANTS & LEISURE — 7.4%
MGM Resorts International*	205,200	4,758,588
William Hill	1,250,000	6,121,622

		10,880,210

INSURANCE — 2.5%
Aegon	600,000	3,690,000

INTERNET SOFTWARE & SERVICES — 7.2%
Alphabet, Cl A*	6,000	4,424,340
eBay*	225,000	6,277,500

		10,701,840

IT SERVICES — 6.1%
VeriFone Systems*	300,000	9,042,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED
EQUITY FUND
OCTOBER 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MEDIA — 3.4%
Sky	300,000	$5,077,992

PHARMACEUTICALS — 7.4%
AstraZeneca ADR	200,000	6,378,000
Mallinckrodt*	70,000	4,596,900

		10,974,900

SEMI-CONDUCTORS & INSTRUMENTS — 9.2%
Lattice Semiconductor*	1,125,000	5,152,500
Synaptics*	100,000	8,509,000

		13,661,500

SOFTWARE — 3.6%
AVG Technologies*	225,000	5,332,500

TEXTILES, APPAREL & LUXURY GOODS — 4.9%
adidas	80,000	7,206,769

TOTAL COMMON STOCK (Cost $132,511,529)		134,187,582

TOTAL INVESTMENTS — 90.8% (Cost $132,511,529)		134,187,582

PURCHASED EQUITY OPTIONS†* (A) — 9.4%
AUTOMOBILES — 0.8%
Ford Motor, Call, Expires: 01/15/16, Strike Price: $10.00	2,500	1,225,000

BIOTECHNOLOGY — 1.4%
Biogen Call, Expires: 01/20/2017, Strike Price: $200.00	200	2,084,000

INSURANCE — 0.6%
Aegon Call, Expires: 12/18/2015, Strike Price: $4.00	5,000	889,247

MEDIA — 2.3%
Sky Call, Expires: 06/17/2016, Strike Price: $5.60	400	3,322,008

PHARMACEUTICALS — 0.7%
AstraZeneca Call, Expires: 01/20/2017, Strike Price: $25.00	1,500	1,065,000

SEMI-CONDUCTORS & INSTRUMENTS — 1.6%
Synaptics Call, Expires: 01/15/16, Strike Price: $50.00	700	2,331,000

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
adidas Call, Expires: 06/16/2017, Strike Price: $48.00	800	2,984,336

TOTAL PURCHASED EQUITY OPTIONS (Cost $12,884,257)		$13,900,591

†	For the six month period ended October 31, 2015, the total amount of all open purchased equity options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $147,754,638.

*  Non-income producing security.

(A)  All of the purchased equity options are exchange traded, unless noted otherwise.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED
EQUITY FUND
OCTOBER 31, 2015 (Unaudited)

A list of open OTC equity swaps held by the Fund at October 31, 2015, were as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Depreciation
QUALCOMM	Goldman Sachs	12/10/2015-12/01/2016	(1 Month LIBOR plus 0.50%)	120,000	$7,970,261	$(725,768)
ProShares Ultra S&P500 ETF	Goldman Sachs	12/28/2016	1 Month LIBOR minus 3.81%	(400,000)	(25,754,858)	(369,613)

						$(1,095,381)

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LIBOR — London Interbank Offered Rate

OTC — Over the Counter

S&P — Standard & Poor’s

For the six month period ended October 31, 2015, the total notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the year.

The following is a list of the level of inputs used as of October 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$134,187,582	$—	$—	$134,187,582
Purchased Equity Options	13,900,591	—	—	13,900,591

Total Assets	$148,088,173	$—	$—	$148,088,173

Liabilities	Level 1	Level 2	Level 3	Total
Equity Swaps — Liabilities‡	$—	$1,095,381	$—	$1,095,381

Total Liabilities	$—	$1,095,381	$—	$1,095,381

‡	Equity swaps are valued at the unrealized depreciation of the instruments.

For the six month period ended October 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six month period ended October 31, 2015, the Fund held no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2015 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Opportunity Fund	SMID Fund
Assets:
Cost of securities	$574,353,651	$44,163,181

Investments in securities at value	$651,367,774	$44,758,258
Receivable for investment securities sold	—	319,901
Receivable for capital shares sold	803,498	116,045
Dividends receivable	828,156	13,400
Receivable for dividend tax reclaim	78,912	—
Prepaid expenses	27,989	18,690

Total Assets	653,106,329	45,226,294

Liabilities:
Payable for investment securities purchased	1,144,294	—
Payable for capital shares redeemed	420,837	244,413
Investment Adviser fees payable	371,716	24,888
Shareholder servicing fees payable	62,035	17,435
Payable due to administrator	27,490	1,894
Payable due to trustees	2,912	194
Chief Compliance Officer fees payable	1,336	374
Audit fees payable	11,350	11,350
Accrued expenses	90,979	12,233

Total Liabilities	2,132,949	312,781

Net Assets	$650,973,380	$44,913,513

Net Assets:
Paid-in Capital	$501,670,686	$45,363,934
Undistributed net investment income (loss)	7,899,657	(23,053)
Accumulated net realized gain (loss) on investments	64,388,914	(1,022,445)
Net unrealized appreciation on investments	77,014,123	595,077

Net Assets	$650,973,380	$44,913,513

Investor Class Shares:
Net Assets	$262,619,525	$44,221,169
Total shares outstanding at end of period	10,031,155	3,209,353
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$26.18	$13.78
Institutional Class Shares:
Net Assets	$388,353,855	$692,344
Total shares outstanding at end of period	14,837,842	50,235
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$26.17	$13.78

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2015 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Small Cap Fund	International Equity Fund
Assets:
Cost of securities	$1,047,533,840	$769,732,465

Investments in securities at value	$1,064,111,042	$768,314,212
Receivable for investment securities sold	5,816,499	14,047,276
Receivable for capital shares sold	9,341,558	7,128,911
Dividends receivable	171,633	1,685,695
Receivable for dividend tax reclaim	—	354,470
Prepaid expenses	34,405	42,354

Total Assets	1,079,475,137	791,572,918

Liabilities:
Payable for investment securities purchased	11,618,470	30,846,360
Payable for capital shares redeemed	3,174,632	961,030
Investment Adviser fees payable	836,165	490,880
Shareholder servicing fees payable	118,732	62,922
Payable due to administrator	44,883	30,382
Payable due to trustees	4,819	2,618
Chief Compliance Officer fees payable	2,019	1,224
Audit fees payable	11,350	11,350
Accrued expenses	135,337	69,380

Total Liabilities	15,946,407	32,476,146

Net Assets	$1,063,528,730	$759,096,772

Net Assets:
Paid-in Capital	$980,841,475	$753,384,651
Undistributed net investment income	1,143,147	5,508,822
Accumulated net realized gain on investments	64,966,906	1,754,070
Net unrealized appreciation (depreciation) on investments	16,577,202	(1,418,253)
Net unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	(132,518)

Net Assets	$1,063,528,730	$759,096,772

Investor Class Shares:
Net Assets	$395,458,780	$282,905,104
Total shares outstanding at end of period	21,055,888	11,340,099
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$18.78	$24.95
Institutional Class Shares:
Net Assets	$668,069,950	$476,191,668
Total shares outstanding at end of period	34,835,460	19,052,360
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$19.18	$24.99

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2015 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	International Small Cap Fund	Global Equity Fund
Assets:
Cost of securities	$1,182,188	$2,197,013

Investments in securities at value	$1,206,001	$2,277,637
Foreign Cash (Cost $135 and $—, respectively)	135	—
Receivable for investment securities sold	21,212	35,291
Receivable due from Investment Adviser	8,142	5,145
Dividends receivable	1,365	2,740
Deferred offering cost (Note 2)	14,714	—
Receivable for dividend tax reclaim	487	253
Prepaid expenses	10,265	16,837

Total Assets	1,262,321	2,337,903

Liabilities:
Shareholder servicing fees payable	2,741	433
Chief Compliance Officer fees payable	308	309
Payable due to administrator	52	88
Payable due to trustees	5	9
Payable for investment securities purchased	—	149,861
Audit fees payable	11,350	11,350
Accrued expenses	37,380	6,728

Total Liabilities	51,836	168,778

Net Assets	$1,210,485	$2,169,125

Net Assets:
Paid-in Capital	$1,205,348	$1,905,407
Undistributed net investment income	2,147	10,747
Accumulated net realized gain (loss) on investments	(20,905)	172,347
Net unrealized appreciation on investments	23,813	80,624
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	82	—

Net Assets	$1,210,485	$2,169,125

Investor Class Shares:
Net Assets	N/A	$2,169,125
Total shares outstanding at end of period	N/A	173,816
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	N/A	$12.48
Institutional Class Shares:
Net Assets	$1,210,485	N/A
Total shares outstanding at end of period	120,631	N/A
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$10.03	N/A

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2015 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
Unconstrained Equity Fund
Assets:
Cost of securities	$132,511,529
Cost of purchased equity options	12,884,257

Investments in securities at value	$134,187,582
Purchased equity options at value	13,900,591
Receivable for investment securities sold	1,825,985
Receivable for settlement of equity swaps	37,290
Receivable for capital shares sold	177,572
Dividends receivable	279,496
Receivable for dividend tax reclaim	96,467
Prepaid expenses	12,943

Total Assets	150,517,926

Liabilities:
Payable for investment securities purchased	1,097,889
Unrealized depreciation on equity swaps	1,095,381
Payable due to custodian	300,837
Investment Adviser fees payable	115,306
Payable for capital shares redeemed	40,228
Shareholder servicing fees payable	38,479
Payable due to administrator	6,154
Payable due to trustees	624
Chief Compliance Officer fees payable	528
Payable for settlement of equity swaps	34,715
Audit fees payable	11,351
Accrued expenses	21,796

Total Liabilities	2,763,288

Net Assets	$147,754,638

Net Assets:
Paid-in Capital	$162,684,294
Undistributed net investment income	308,415
Accumulated net realized loss on investments	(16,817,017)
Net unrealized appreciation on investments	1,676,053
Net unrealized appreciation on purchased equity options	1,016,334
Net unrealized depreciation on equity swaps	(1,095,381)
Net unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(18,060)

Net Assets	$147,754,638

Investor Class Shares:
Net Assets	$147,754,638
Total shares outstanding at end of period	7,948,948
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$18.59

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2015 (Unaudited)

STATEMENTS OF OPERATIONS
	Opportunity Fund	SMID Fund

Investment Income
Dividends	$6,275,691	$246,705
Less: Foreign Taxes Withheld	(26,265)	—

Total Investment Income	6,249,426	246,705

Expenses
Investment Advisory Fees	2,892,040	212,578
Shareholder Servicing Fees – Investor Class Shares	346,374	16,764
Administration Fees	172,328	10,808
Trustees’ Fees	6,179	376
Chief Compliance Officer Fees	2,112	186
Transfer Agent Fees	79,614	24,847
Printing Fees	47,522	3,207
Registration & Filing Fees	23,822	23,034
Custodian Fees	16,811	2,513
Legal Fees	13,591	828
Audit Fees	11,894	11,894
Other Expenses	11,328	625

Total Expenses	3,623,615	307,660

Less:
Investment Advisory Fees Waiver	(215,433)	(67,549)
Fees Paid Indirectly (Note 3)	(224)	(2)

Net Expenses	3,407,958	240,109

Net Investment Income	2,841,468	6,596

Net Realized Gain (Loss) on Investments	51,186,104	(1,035,857)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(57,595,567)	(944,289)

Net Loss on Investments	(6,409,463)	(1,980,146)

Net Decrease in Net Assets from Operations	$(3,567,995)	$(1,973,550)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2015 (Unaudited)

STATEMENTS OF OPERATIONS
	Small Cap Fund	International Equity Fund

Investment Income
Dividends	$6,012,776	$7,479,440
Less: Foreign Taxes Withheld	—	(589,120)

Total Investment Income	6,012,776	6,890,320

Expenses
Investment Advisory Fees	5,733,704	2,570,748
Shareholder Servicing Fees – Investor Class Shares	556,565	143,816
Administration Fees	291,472	145,242
Trustees’ Fees	10,535	4,841
Chief Compliance Officer Fees	3,556	1,653
Transfer Agent Fees	93,381	48,257
Printing Fees	80,915	42,987
Registration & Filing Fees	29,890	32,348
Custodian Fees	24,392	54,088
Legal Fees	23,279	10,571
Audit Fees	11,894	11,894
Other Expenses	18,694	9,454

Total Expenses	6,878,277	3,075,899

Less:
Investment Advisory Fees Waiver	(301,151)	(221,340)
Fees Paid Indirectly (Note 3)	(80)	(47)

Net Expenses	6,577,046	2,854,512

Net Investment Income (Loss)	(564,270)	4,035,808

Net Realized Gain on Investments	3,930,819	6,672,601
Net Realized Loss on Foreign Currency Transactions	—	(423,952)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(87,263,364)	(28,574,965)
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	(107,777)

Net Loss on Investments and Foreign Currency Transactions	(83,332,545)	(22,434,093)

Net Decrease in Net Assets from Operations	$(83,896,815)	$(18,398,285)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2015 (Unaudited)

STATEMENTS OF OPERATIONS
	International Small Cap Fund	Global Equity Fund

Investment Income
Dividends	$12,296	$24,654
Less: Foreign Taxes Withheld	(1,113)	(1,849)

Total Investment Income	11,183	22,805

Expenses
Investment Advisory Fees	6,779	9,243
Shareholder Servicing Fees – Institutional Class Shares	1,541	—
Shareholder Servicing Fees – Investor Class Shares	—	2,567
Administration Fees	313	522
Trustees’ Fees	11	18
Chief Compliance Officer Fees	66	69
Offering Costs	25,709	—
Audit Fees	11,894	11,894
Transfer Agent Fees	11,389	11,436
Custodian Fees	7,128	5,027
Registration & Filing Fees	1,553	9,594
Printing Fees	132	192
Legal Fees	24	40
Other Expenses	2,574	380

Total Expenses	69,113	50,982

Less:
Investment Advisory Fees Waiver	(6,779)	(9,243)
Reimbursement of other operating expenses	(53,705)	(29,414)
Fees Paid Indirectly (Note 3)	(1)	(1)

Net Expenses	8,628	12,324

Net Investment Income	2,555	10,481

Net Realized Gain (Loss) on Investments	(22,544)	65,241
Net Realized Loss on Foreign Currency Transactions	(722)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(47,898)	(144,303)
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	47	—

Net Loss on Investments and Foreign Currency Transactions	(71,117)	(79,062)

Net Decrease in Net Assets from Operations	$(68,562)	$(68,581)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2015 (Unaudited)

STATEMENTS OF OPERATIONS
Unconstrained Equity Fund

Investment Income
Dividends	$1,306,729
Less: Foreign Taxes Withheld	(43,573)

Total Investment Income	1,263,156

Expenses
Investment Advisory Fees	743,846
Shareholder Servicing Fees – Investor Class Shares	185,961
Administration Fees	37,814
Trustees’ Fees	1,343
Chief Compliance Officer Fees	506
Transfer Agent Fees	19,957
Printing Fees	10,676
Registration & Filing Fees	14,393
Audit Fees	11,894
Custodian Fees	6,937
Legal Fees	2,969
Other Expenses	3,175

Total Expenses	1,039,471

Less:
Investment Advisory Fees Waiver	(35,127)
Fees Paid Indirectly (Note 3)	(46)

Net Expenses	1,004,298

Net Investment Income	258,858

Net Realized Gain on Investments	8,742,339
Net Realized Loss on Purchased Equity Options	(296,078)
Net Realized Loss on Equity Swaps	(1,020,518)
Net Realized Loss on Foreign Currency Transactions	(41,469)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(10,294,734)
Net Change in Unrealized Appreciation (Depreciation) on Purchased Equity Options	(2,615,503)
Net Change in Unrealized Appreciation (Depreciation) on Equity Swaps	509,479
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	3,193

Net Loss on Investments, Purchased Equity Options, Equity Swaps and Foreign Currency Transactions	(5,013,291)

Net Decrease in Net Assets from Operations	$(4,754,433)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations:
Net Investment Income	$2,841,468	$5,157,090
Net Realized Gain on Investments	51,186,104	127,977,986
Net Change in Unrealized Appreciation (Depreciation) on Investments	(57,595,567)	(57,029,974)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,567,995)	76,105,102

Dividends:
Net Investment Income:
Investor Class Shares	—	(2,805,391)
Institutional Class Shares	—	(4,851,656)

Total Dividends	—	(7,657,047)

Capital Share Transactions:
Investor Class Shares
Issued	11,656,741	44,725,234
Reinvestment of Dividends	—	2,094,366
Redeemed	(41,808,065)	(252,079,291)

Net Decrease in Net Assets from Investor Class Share Transactions	(30,151,324)	(205,259,691)

Institutional Class Shares
Issued	25,804,326	153,307,331
Reinvestment of Dividends	—	4,364,489
Redeemed	(48,863,430)	(134,384,415)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(23,059,104)	23,287,405

Net Decrease in Net Assets from Capital Share Transactions	(53,210,428)	(181,972,286)

Total Decrease in Net Assets	(56,778,423)	(113,524,231)
Net Assets:
Beginning of period	707,751,803	821,276,034

End of period (including undistributed net investment income of $7,899,657 and $5,058,189, respectively)	$650,973,380	$707,751,803

Share Transactions:
Investor Class Shares
Issued	443,791	1,768,122
Reinvestment of Dividends	—	82,261
Redeemed	(1,597,674)	(9,901,644)

Total Decrease in Investor Class Shares	(1,153,883)	(8,051,261)

Institutional Class Shares
Issued	995,236	6,065,174
Reinvestment of Dividends	—	171,830
Redeemed	(1,862,541)	(5,344,066)

Total Increase (Decrease) in Institutional Class Shares	(867,305)	892,938

Net Decrease in Shares Outstanding	(2,021,188)	(7,158,323)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations:
Net Investment Income	$6,596	$79,294
Net Realized Gain (Loss) on Investments	(1,035,857)	48,258
Net Change in Unrealized Appreciation (Depreciation) on Investments	(944,289)	1,110,503

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,973,550)	1,238,055

Dividends and Distributions:
Net Investment Income:
Investor Class Shares	—	(104,950)
Institutional Class Shares	—	(367)
Realized Gains:
Investor Class Shares	—	(215,138)
Institutional Class Shares	—	(805)

Total Dividends and Distributions	—	(321,260)

Capital Share Transactions:
Investor Class Shares
Issued	14,208,304	40,980,988
Reinvestment of Dividends	—	318,385
Redemption Fees — Note 2	—	1,000
Redeemed	(5,900,371)	(7,340,913)

Net Increase in Net Assets from Investor Class Share Transactions	8,307,933	33,959,460

Institutional Class Shares
Issued	76,873	647,472
Reinvestment of Dividends	—	1,172
Redeemed	(36)	(20,289)

Net Increase in Net Assets from Institutional Class Share Transactions	76,837	628,355

Net Increase in Net Assets from Capital Share Transactions	8,384,770	34,587,815

Total Increase in Net Assets	6,411,220	35,504,610
Net Assets:
Beginning of period	38,502,293	2,997,683

End of period (including accumulated net investment loss of $(23,053) and $(29,649), respectively)	$44,913,513	$38,502,293

Share Transactions:
Investor Class Shares
Issued	1,018,837	2,900,297
Reinvestment of Dividends	—	23,581
Redeemed	(435,019)	(522,179)

Total Increase in Investor Class Shares	583,818	2,401,699

Institutional Class Shares
Issued	5,497	46,079
Reinvestment of Dividends	—	87
Redeemed	(2)	(1,426)

Total Increase in Institutional Class Shares	5,495	44,740

Net Increase in Shares Outstanding	589,313	2,446,439

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations:
Net Investment Income (Loss)	$(564,270)	$2,609,379
Net Realized Gain on Investments	3,930,819	125,470,234
Net Change in Unrealized Appreciation (Depreciation) on Investments	(87,263,364)	(80,123,266)

Net Increase (Decrease) in Net Assets Resulting from Operations	(83,896,815)	47,956,347

Distributions:
Net Investment Income:
Realized Gains:
Investor Class Shares	—	(67,128,872)
Institutional Class Shares	—	(97,383,913)

Total Distributions	—	(164,512,785)

Capital Share Transactions:
Investor Class Shares
Issued	30,515,679	81,638,695
Reinvestment of Dividends	—	55,789,416
Redemption Fees — Note 2	1,535	12,510
Redeemed	(76,238,046)	(244,614,890)

Net Decrease in Net Assets from Investor Class Share Transactions	(45,720,832)	(107,174,269)

Institutional Class Shares
Issued	66,665,476	246,298,000
Reinvestment of Dividends	—	93,689,727
Redemption Fees — Note 2	2,281	28,376
Redeemed	(69,385,085)	(273,381,745)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(2,717,328)	66,634,358

Net Decrease in Net Assets from Capital Share Transactions	(48,438,160)	(40,539,911)

Total Decrease in Net Assets	(132,334,975)	(157,096,349)
Net Assets:
Beginning of period	1,195,863,705	1,352,960,054

End of period (including undistributed net investment income of $1,143,147 and $1,707,417, respectively)	$1,063,528,730	$1,195,863,705

Share Transactions:
Investor Class Shares
Issued	1,575,311	3,843,700
Reinvestment of Dividends	—	2,964,369
Redeemed	(3,920,550)	(11,423,758)

Total Decrease in Investor Class Shares	(2,345,239)	(4,615,689)

Institutional Class Shares
Issued	3,353,225	11,159,178
Reinvestment of Dividends	—	4,884,762
Redeemed	(3,458,322)	(12,988,823)

Total Increase (Decrease) in Institutional Class Shares	(105,097)	3,055,117

Net Decrease in Shares Outstanding	(2,450,336)	(1,560,572)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations:
Net Investment Income	$4,035,808	$4,742,957
Net Realized Gain (Loss) on Investments	6,672,601	(1,693,965)
Net Realized Loss on Foreign Currency Transactions	(423,952)	(267,422)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(28,574,965)	16,015,141
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(107,777)	(37,933)

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,398,285)	18,758,778

Dividends:
Net Investment Income:
Investor Class Shares	—	(1,806,268)
Institutional Class Shares	—	(3,635,765)

Total Dividends	—	(5,442,033)

Capital Share Transactions:
Investor Class Shares
Issued	152,686,282	109,599,248
Reinvestment of Dividends	—	1,790,627
Redemption Fees — Note 2	10,847	45,085
Redeemed	(24,927,948)	(88,256,346)

Net Increase in Net Assets from Investor Class Share Transactions	127,769,181	23,178,614

Institutional Class Shares
Issued	239,867,493	209,176,617
Reinvestment of Dividends	—	1,928,334
Redemption Fees — Note 2	23,003	25,772
Redeemed	(29,107,008)	(100,941,393)

Net Increase in Net Assets from Institutional Class Share Transactions	210,783,488	110,189,330

Net Increase in Net Assets from Capital Share Transactions	338,552,669	133,367,944

Total Increase in Net Assets	320,154,384	146,684,689
Net Assets:
Beginning of period	438,942,388	292,257,699

End of period (including undistributed net investment income of $5,508,822 and $1,473,014, respectively)	$759,096,772	$438,942,388

Share Transactions:
Investor Class Shares
Issued	6,055,282	4,441,349
Reinvestment of Dividends	—	77,182
Redeemed	(985,983)	(3,627,266)

Total Increase in Investor Class Shares	5,069,299	891,265

Institutional Class Shares
Issued	9,511,761	8,447,387
Reinvestment of Dividends	—	83,046
Redeemed	(1,151,317)	(4,191,709)

Total Increase in Institutional Class Shares	8,360,444	4,338,724

Net Increase in Shares Outstanding	13,429,743	5,229,989

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2015 (Unaudited)	November 18, 2014* to April 30, 2015
Operations:
Net Investment Income (Loss)	$2,555	$(291)
Net Realized Gain (Loss) on Investments	(22,544)	3,755
Net Realized Loss on Foreign Currency Transactions	(722)	(1,511)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(47,898)	71,711
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	47	35

Net Increase (Decrease) in Net Assets Resulting from Operations	(68,562)	73,699

Capital Share Transactions:
Issued	9,700	1,196,312
Redeemed	(650)	(14)

Net Increase in Net Assets from Capital Share Transactions	9,050	1,196,298

Total Increase (Decrease) in Net Assets	(59,512)	1,269,997
Net Assets:
Beginning of period	1,269,997	—

End of period (including undistributed net investment income (accumulated net investment loss) of $2,147 and $(408), respectively)	$1,210,485	$1,269,997

Share Transactions:
Issued	969	119,725
Redeemed	(62)	(1)

Net Increase in Shares Outstanding	907	119,724

*	Commencement of operations.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations:
Net Investment Income	$10,481	$10,802
Net Realized Gain on Investments	65,241	184,314
Net Change in Unrealized Appreciation (Depreciation) on Investments	(144,303)	(42,545)

Net Increase (Decrease) in Net Assets Resulting from Operations	(68,581)	152,571

Dividends and Distributions:
Net Investment Income	—	(30,685)
Realized Gains	—	(174,937)

Total Dividends and Distributions	—	(205,622)

Capital Share Transactions:
Issued	190,758	62,199
Reinvestment of Dividends	—	205,614
Redeemed	(26,476)	(123,892)

Net Increase in Net Assets from Capital Share Transactions	164,282	143,921

Total Increase in Net Assets	95,701	90,870
Net Assets:
Beginning of period	2,073,424	1,982,554

End of period (including undistributed net investment income of $10,747 and $266, respectively)	$2,169,125	$2,073,424

Share Transactions:
Issued	15,583	4,588
Reinvestment of Dividends	—	17,415
Redeemed	(2,115)	(9,285)

Net Increase in Shares Outstanding	13,468	12,718

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations:
Net Investment Income (Loss)	$258,858	$(187,236)
Net Realized Gain on Investments and Purchased Equity Options	8,446,261	18,768,875
Net Realized Loss on Equity Swaps	(1,020,518)	(1,892,819)
Net Realized Loss on Foreign Currency Transactions	(41,469)	(58,939)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Equity Swaps and Purchased Equity Options	(12,400,758)	(11,076,205)
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	3,193	(22,417)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,754,433)	5,531,259

Dividends and Distributions:
Net Investment Income	—	(2,177,669)
Return of Capital	—	(327)

Total Dividends and Distributions	—	(2,177,996)

Capital Share Transactions:
Issued	15,022,282	85,436,691
Reinvestment of Dividends	—	2,131,262
Redemption Fees — Note 2	16,290	189,514
Redeemed	(13,578,797)	(136,960,007)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,459,775	(49,202,540)

Total Decrease in Net Assets	(3,294,658)	(45,849,277)
Net Assets:
Beginning of period	151,049,296	196,898,573

End of period (including undistributed net investment income of $308,415 and $49,557, respectively)	$147,754,638	$151,049,296

Share Transactions:
Issued	806,330	4,680,963
Reinvestment of Dividends	—	126,861
Redeemed	(746,503)	(7,987,160)

Net Increase (Decrease) in Shares Outstanding	59,827	(3,179,336)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period

	Investor Class Shares
Opportunity Fund	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$26.34		$24.13	$20.45	$17.90	$20.38	$16.31
Income (Loss) from Operations:
Net Investment Income(1)	0.09		0.13	0.19	0.19	0.13	0.07
Net Realized and Unrealized Gain (Loss)	(0.25)		2.28	3.71	2.55	(2.52)	4.18

Total from Operations	(0.16)		2.41	3.90	2.74	(2.39)	4.25

Dividends:
Net Investment Income	—		(0.20)	(0.22)	(0.19)	(0.09)	(0.18)

Total Dividends	—		(0.20)	(0.22)	(0.19)	(0.09)	(0.18)

Net Asset Value, End of Period	$26.18		$26.34	$24.13	$20.45	$17.90	$20.38

Total Return†	(0.61)%		10.03%	19.14%	15.51%	(11.71)%	26.19%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$262,619		$294,656	$464,209	$496,247	$923,887	$1,279,183
Ratio of Expenses to Average Net Assets	1.15	%*	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.22	%*	1.26%	1.28%	1.31%	1.30%	1.33%
Ratio of Net Investment Income to Average Net Assets	0.69	%*	0.51%	0.85%	1.08%	0.73%	0.36%
Portfolio Turnover Rate	28	%**	64%	58%	64%	62%	63%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
Opportunity Fund			2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$26.30		$24.11	$20.43	$17.91	$20.40	$16.32
Income (Loss) from Operations:
Net Investment Income(1)	0.12		0.19	0.25	0.24	0.17	0.11
Net Realized and Unrealized Gain (Loss)	(0.25)		2.28	3.71	2.54	(2.53)	4.19

Total from Operations	(0.13)		2.47	3.96	2.78	(2.36)	4.30

Dividends:
Net Investment Income	—		(0.28)	(0.28)	(0.26)	(0.13)	(0.22)

Total Dividends	—		(0.28)	(0.28)	(0.26)	(0.13)	(0.22)

Net Asset Value, End of Period	$26.17		$26.30	$24.11	$20.43	$17.91	$20.40

Total Return†	(0.49)%		10.28%	19.46%	15.76%	(11.50)%	26.53%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$388,354		$413,096	$357,067	$282,857	$377,445	$378,342
Ratio of Expenses to Average Net Assets	0.90	%*	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	0.97	%*	1.01%	1.03%	1.06%	1.05%	1.08%
Ratio of Net Investment Income to Average Net Assets	0.94	%*	0.76%	1.09%	1.33%	0.96%	0.66%
Portfolio Turnover Rate	28	%**	64%	58%	64%	62%	63%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period

	Investor Class Shares
SMID Fund	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,			May 31, 2011* to April 30, 2012
			2015	2014	2013
Net Asset Value, Beginning of Period	$14.42		$13.39	$10.85	$9.56	$10.00
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	—		0.05	(0.02)	(0.01)	(0.04)
Net Realized and Unrealized Gain (Loss)	(0.64)		1.14	3.22	1.30	(0.40)

Total from Operations	(0.64)		1.19	3.20	1.29	(0.44)

Dividends and Distributions:
Net Investment Income	—		(0.05)	—	—	—
Net Realized Gain	—		(0.11)	(0.66)	—	—

Total Dividends and Distributions	—		(0.16)	(0.66)	—	—

Redemption Fees	—		0.00 (2)	—	—	—

Net Asset Value, End of Period	$13.78		$14.42	$13.39	$10.85	$9.56

Total Return†	(4.44)%		8.97%	29.95%	13.49%	(4.40)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$44,221		$37,857	$2,998	$1,814	$1,603
Ratio of Expenses to Average Net Assets	1.13	%**	1.18%	1.35%	1.35%	1.35	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.45	%**	1.63%	4.41%	7.17%	8.56	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.03	%**	0.39%	(0.14)%	(0.16)%	(0.44	)%**
Portfolio Turnover Rate	21	%***	72%	71%	105%	96	%***

*	Commencement of Operations
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Institutional Class Shares
SMID Fund	Six Months Ended October 31, 2015 (Unaudited)		November 3, 2014* to April 30, 2015
Net Asset Value, Beginning of Period	$14.42		$13.91
Income (Loss) from Operations:
Net Investment Income(1)	0.01		0.02
Net Realized and Unrealized Gain (Loss)	(0.65)		0.65

Total from Operations	(0.64)		0.67

Dividends and Distributions:
Net Investment Income	—		(0.05)
Net Realized Gain	—		(0.11)

Total Dividends and Distributions	—		(0.16)

Net Asset Value, End of Period	$13.78		$14.42

Total Return†	(4.44)%		4.92%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$693		$645
Ratio of Expenses to Average Net Assets	1.05	%**	1.05	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.37	%**	1.54	%**
Ratio of Net Investment Income to Average Net Assets	0.13	%**	0.26	%**
Portfolio Turnover Rate	21	%***	72	%***

*	Commencement of Operations
**	Annualized
***	Portfolio turnover is for the Fund for the full year.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period

	Investor Class Shares
Small Cap Fund	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012		2011
Net Asset Value, Beginning of Period	$20.26		$22.41	$20.13	$18.76	$19.76		$15.03
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.02)		0.01	(0.08)	(0.07)	(0.10)		(0.07)
Net Realized and Unrealized Gain (Loss)	(1.46)		0.67	5.02	1.72	(0.35	)(3)	4.79

Total from Operations	(1.48)		0.68	4.94	1.65	(0.45)		4.72

Distributions:
Net Realized Gain	—		(2.83)	(2.66)	(0.28)	(0.55)		—

Total Distributions	—		(2.83)	(2.66)	(0.28)	(0.55)		—

Redemption Fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.01

Net Asset Value, End of Period	$18.78		$20.26	$22.41	$20.13	$18.76		$19.76

Total Return†	(7.31)%		4.01%	25.13%	8.96%	(1.80)%		31.47%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$395,459		$474,040	$627,861	$849,731	$800,200		$559,940
Ratio of Expenses to Average Net Assets	1.30	%*	1.30%	1.30%	1.30%	1.26%		1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.35	%*	1.36%	1.40%	1.41%	1.38%		1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.25	)%*	0.05%	(0.35)%	(0.38)%	(0.55)%		(0.44)%
Portfolio Turnover Rate	24	%**	69%	67%	71%	70%		85%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The amount shown for the year ended April 30, 2012, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period

	Institutional Class Shares
Small Cap Fund	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012		2011
Net Asset Value, Beginning of Period	$20.66		$22.74	$20.34	$18.90	$19.86		$15.08
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.00		0.07	(0.03)	(0.03)	(0.06)		(0.07)
Net Realized and Unrealized Gain (Loss)	(1.48)		0.68	5.09	1.75	(0.35	)(3)	4.85

Total from Operations	(1.48)		0.75	5.06	1.72	(0.41)		4.78

Distributions:
Net Realized Gain	—		(2.83)	(2.66)	(0.28)	(0.55)		—

Total Distributions	—		(2.83)	(2.66)	(0.28)	(0.55)		—

Redemption Fees(1)(2)	0.00		0.00	0.00	0.00	0.00		0.00

Net Asset Value, End of Period	$19.18		$20.66	$22.74	$20.34	$18.90		$19.86

Total Return†	(7.16)%		4.27%	25.48%	9.27%	(1.59)%		31.70%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$668,070		$721,824	$725,099	$519,452	$250,209		$147,410
Ratio of Expenses to Average Net Assets	1.05	%*	1.05%	1.05%	1.05%	1.05%		1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.10	%*	1.11%	1.15%	1.16%	1.17%		1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.00	%*	0.31%	(0.12)%	(0.15)%	(0.35)%		(0.38)%
Portfolio Turnover Rate	24	%**	69%	67%	71%	70%		85%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The amount shown for the year ended April 30, 2012, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period

	Investor Class Shares
International Equity Fund	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$25.86		$24.88	$21.77	$19.54	$21.63	$17.32
Income (Loss) from Operations:
Net Investment Income(1)	0.17		0.33	0.56	0.25	0.33	0.20
Net Realized and Unrealized Gain (Loss)	(1.08)		0.99	2.61	2.29	(2.24)	4.32

Total from Operations	(0.91)		1.32	3.17	2.54	(1.91)	4.52

Dividends:
Net Investment Income	—		(0.35)	(0.06)	(0.31)	(0.18)	(0.21)

Total Dividends	—		(0.35)	(0.06)	(0.31)	(0.18)	(0.21)

Redemption Fees(1)	0.00	(2)	0.01	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net Asset Value, End of Period	$24.95		$25.86	$24.88	$21.77	$19.54	$21.63

Total Return†	(3.52)%		5.52%	14.56%	13.12%	(8.72)%	26.27%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$282,905		$162,146	$133,850	$30,615	$35,285	$38,356
Ratio of Expenses to Average Net Assets	1.09	%*	1.09%	1.20%	1.23%	1.30%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.16	%*	1.18%	1.45%	1.70%	1.61%	1.68%
Ratio of Net Investment Income to Average Net Assets	1.35	%*	1.34%	2.30%	1.29%	1.73%	1.11%
Portfolio Turnover Rate	24	%**	49%	58%	75%	62%	69%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period

	Institutional Class Shares
International Equity Fund	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,		November 30, 2012* to April 30, 2013
			2015	2014
Net Asset Value, Beginning of Period	$25.89		$24.93	$21.79	$19.85
Income (Loss) from Operations:
Net Investment Income(1)	0.19		0.33	0.68	0.18
Net Realized and Unrealized Gain (Loss)	(1.09)		1.03	2.56	2.07

Total from Operations	(0.90)		1.36	3.24	2.25

Dividends:
Net Investment Income	—		(0.40)	(0.10)	(0.31)

Total Dividends	—		(0.40)	(0.10)	(0.31)

Redemption Fees(1)(2)	0.00		0.00	0.00	0.00

Net Asset Value, End of Period	$24.99		$25.89	$24.93	$21.79

Total Return†	(3.48)%		5.65%	14.84%	11.48%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$476,192		$276,796	$158,408	$8,243
Ratio of Expenses to Average Net Assets	0.95	%**	0.95%	0.95%	0.95	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.03	%**	1.04%	1.17%	1.59	%**
Ratio of Net Investment Income to Average Net Assets	1.46	%**	1.35%	2.77%	2.04	%**
Portfolio Turnover Rate	24	%***	49%	58%	75	%***

*	Commencement of Operations
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout The Period

	Institutional Class Shares
International Small Cap Fund	Six Months Ended October 31, 2015 (Unaudited)		November 18, 2014* to April 30, 2015
Net Asset Value, Beginning of Period	$10.61		$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.02		—
Net Realized and Unrealized Gain (Loss)	(0.60)		0.61

Total from Operations	(0.58)		0.61

Net Asset Value, End of Period	$10.03		$10.61

Total Return†	(5.47)%		6.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,210		$1,270
Ratio of Expenses to Average Net Assets	1.40	%**	1.40	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	11.21	%**	15.61	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.42	%**	(0.06	)%**
Portfolio Turnover Rate	29	%***	16	%***

*	Commencement of Operations.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,			November 30, 2011* to April 30, 2012
Global Equity Fund			2015	2014	2013
Net Asset Value, Beginning of Period	$12.93		$13.43	$12.49	$11.07	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.06		0.07	0.21	0.09	0.03
Net Realized and Unrealized Gain (Loss)	(0.51)		0.83	1.98	1.63	1.04

Total from Operations	(0.45)		0.90	2.19	1.72	1.07

Dividends and Distributions:
Net Investment Income	—		(0.19)	(0.05)	(0.10)	—
Net Realized Gain	—		(1.21)	(1.20)	(0.20)	—

Total Dividends and Distributions	—		(1.40)	(1.25)	(0.30)	—

Redemption Fees(1)	—		—	—	0.00 (2)	—

Net Asset Value, End of Period	$12.48		$12.93	$13.43	$12.49	$11.07

Total Return†	(3.48)%		7.85%	17.96%	16.00%	10.70%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$2,169		$2,073	$1,983	$1,413	$1,210
Ratio of Expenses to Average Net Assets	1.20	%**	1.23%	1.30%	1.30%	1.30	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	4.96	%**	5.30%	5.77%	9.89%	15.05	%**
Ratio of Net Investment Income to Average Net Assets	1.02	%**	0.54%	1.59%	0.77%	0.70	%**
Portfolio Turnover Rate	25	%***	63%	67%	70%	22	%***

*	Commencement of Operations.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period

	Investor Class Shares
Unconstrained Equity Fund	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.15		$17.79	$12.36	$10.94	$16.25	$10.93
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.03		(0.02)	0.01	0.01	(0.03)	(0.12)
Net Realized and Unrealized Gain (Loss)	(0.59)		1.61	5.42	1.41	(4.73)	5.89

Total from Operations	(0.56)		1.59	5.43	1.42	(4.76)	5.77

Dividends and Distributions:
Net Investment Income	—		(0.25)	—	—	—	(0.03)
Net Realized Gain	—		—	—	—	(0.55)	(0.46)
Return of Capital	—		0.00 (2)	—	—	0.00 (2)	—

Total Dividends and Distributions	—		(0.25)	—	—	(0.55)	(0.49)

Redemption Fees(1)	0.00	(2)	0.02	0.00 (2)	0.00 (2)	—	0.04

Net Asset Value, End of Period	$18.59		$19.15	$17.79	$12.36	$10.94	$16.25

Total Return†	(2.92)%		9.27%	43.93%	12.98%	(29.09)%	54.32%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$147,755		$151,049	$196,899	$134,748	$227,573	$390,335
Ratio of Expenses to Average Net Assets	1.35	%*	1.35%	1.35%	1.35%	1.35%	1.36%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.40	%*	1.38%	1.39%	1.40%	1.40%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.35	%*	(0.10)%	0.06%	0.12%	(0.27)%	(0.89)%
Portfolio Turnover Rate	60	%**	163%	167%	85%	196%	128%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 57 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Unconstrained Equity Fund (collectively the “Funds,” individually a “Fund”), each of which are diversified Funds, except for the Cambiar Unconstrained Equity Fund which is considered to be non-diversified. The Opportunity Fund and International Equity Fund seek total return and capital preservation. The SMID Fund, Small Cap Fund, International Small Cap Fund, Global Equity Fund and Unconstrained Equity Fund seek long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective September 1, 2015, the Cambiar Global Select Fund and the Cambiar Aggressive Value Fund changed their names to the Cambiar Global Equity and Cambiar Unconstrained Equity Fund, respectively.

2.	Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Cambiar International Equity Fund and Cambiar International Small Cap Fund use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund and Cambiar International Small Cap Fund value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund and Cambiar International Small Cap Fund shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with fair value procedures established by the Funds’ Board of Trustees.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended October 31, 2015, there have been no significant changes to the Funds’ fair value methodologies.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

Federal Income Taxes — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Unconstrained Equity Fund and Cambiar Global Equity Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of and during the six months ended October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options — The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

As of October 31, 2015, the Cambiar Unconstrained Equity Fund had open purchased equity option positions.

Swap Contracts — The Funds are authorized to enter into various contracts, including total return swaps and equity swap contracts, for the purposes of capitalizing on valuation anomalies that exist in the market. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a long position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have increased or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the swap. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the swap. All of these components are reflected in the market value of the swaps.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Swaps outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of October 31, 2015, the Cambiar Unconstrained Equity Fund has entered into swap contracts as shown on the Schedule of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds’ in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of October 31, 2015, the Cambiar Unconstrained Equity Fund entered into swap agreements with one counterparty.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following table presents the Cambiar Unconstrained Equity Fund’s derivative liabilities by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral as of as of October 31, 2015:

Counterparty	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Equity Swaps
Goldman Sachs	$1,095,381	$(1,095,381)	$—	$—

Total	$1,095,381	$(1,095,381)	$—	$—

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of October 31, 2015, the remaining amount still to be amortized for the Cambiar International Small Cap Fund was $14,714.

Redemption Fees — The Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Unconstrained Equity Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the six months ended October 31, 2015, the Funds retained fees of $0, $3,816, $33,850, $0, $0 and $16,290, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended October 31, 2015, the Funds paid as follows for these services: $172,328, $10,808, $291,472, $145,242, $313, $522 and $37,814 for the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Unconstrained Equity Fund, respectively.

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds and the Institutional Share Class of the Cambiar International Small Cap Fund will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets of the Investor Class are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earn cash management credits which are used to offset transfer agent expenses. During the six months ended October 31, 2015, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap, Cambiar International Equity, Cambiar International Small Cap, Cambiar Global Equity, and Cambiar Unconstrained Equity Funds earned credits of $224, $2, $80, $47, $1, $1 and $46, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4.	Investment Advisory Agreements:

Under the terms of the investment advisory agreement, the Adviser provides investment advisory services to the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap, Cambiar International Equity, Cambiar International Small Cap, Cambiar Global Equity and the Cambiar Unconstrained Equity Funds at an annual rate of 0.75%, 1.00%, 1.00%, 0.90%, 1.10%, 0.90%, and 1.00% respectively, of each Fund’s average daily net assets. Prior to August 28, 2015, the management fee for the Cambiar Opportunity Fund was 0.90% for first $2.5 billion and 0.75% above $2.5 billion.

The Adviser has contractually agreed, through September 1, 2016, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Funds average daily net assets, in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) of each

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Cambiar Opportunity Fund, Investor Class	1.05%*
Cambiar Opportunity Fund, Institutional Class	0.80%*
Cambiar SMID Fund, Investor Class	1.30%**
Cambiar SMID Fund, Institutional Class	1.05%
Cambiar Small Cap Fund, Investor Class	1.30%
Cambiar Small Cap Fund, Institutional Class	1.05%
Cambiar International Equity Fund, Investor Class	1.20%
Cambiar International Equity Fund, Institutional Class	0.95%
Cambiar International Small Cap, Institutional Class	1.40%
Cambiar Global Equity Fund, Investor Class	1.20%**
Cambiar Unconstrained Equity Fund, Investor Class	1.35%

*	Prior to August 28, 2015, the expense limit for the Cambiar Opportunity Fund was 1.20% and 0.95% for the Investor Class Shares and the Institutional Class Shares, respectively.
**	Prior to August 28, 2014, the expense limit for the Cambiar SMID Fund was 1.35%.
**	Prior to August 28, 2014, the expense limit for the Cambiar Global Equity Fund was 1.30%.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the Adviser during the six months ending October 31, 2015.

At October 31, 2015, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period	Subject to Repayment until April 30:	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund		Cambiar Global Equity Fund	Cambiar Unconstrained Equity Fund
10/31/12-10/31/13	2016	$924,947	$92,844	$1,351,005	$202,495	$	NA	$79,844	$66,231
10/31/13-10/31/14	2017	461,700	58,211	1,235,396	324,850		NA	75,893	50,256
10/31/14-10/31/15	2018	445,376	134,939	572,285	391,513		129,132	85,937	79,881

		$1,832,023	$285,994	$3,158,686	$918,858		$129,132	$241,674	$196,368

5. Investment Transactions:

For the six months ended October 31, 2015, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Cambiar Opportunity Fund	$181,209,817	$236,505,346
Cambiar SMID Fund	19,801,442	8,089,812
Cambiar Small Cap Fund	259,564,376	316,273,863
Cambiar International Equity Fund	456,897,052	127,399,730
Cambiar International Small Cap Fund	337,230	310,403
Cambiar Global Equity Fund	671,362	485,182
Cambiar Unconstrained Equity Fund	82,101,456	79,728,126

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These differences are primarily attributable to REIT income reclassification, investments in passive foreign investment companies, return of capital and differing book and tax treatments for foreign currency transactions, investments in swaps, reclassification of distributions, utilization of earnings and profits on shareholder redemptions and certain net operating losses which, for tax purposes, offset short-term capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

Accordingly, the following reclassifications have been made to/from the following accounts:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Cambiar Opportunity Fund	$(98,623)	$(338,782)	$437,405
Cambiar SMID Fund	(3,626)	3,626	—
Cambiar Small Cap Fund	(901,962)	(12,367,729)	13,269,691
Cambiar International Equity Fund	(267,422)	267,422	—
Cambiar International Small Cap Fund	(117)	117	—
Cambiar Global Equity Fund	(229)	229	—
Cambiar Unconstrained Equity Fund	156,302	939,514	(1,095,816)

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long -Term Capital Gain	Return of Capital	Total
Cambiar Opportunity Fund
2015	$7,657,047	$—	$—	$7,657,047
2014	8,923,212	—	—	8,923,212
Cambiar SMID Fund
2015	119,369	201,891	—	321,260
2014	47,938	71,826	—	119,764
Cambiar Small Cap Fund
2015	34,897,179	129,615,606	—	164,512,785
2014	34,370,174	116,938,191	—	151,308,365
Cambiar International Equity Fund
2015	5,442,033	—	—	5,442,033
2014	407,261	—	—	407,261
Cambiar International Small Cap Fund
2015	—	—	—	—
Cambiar Global Equity Fund
2015	84,284	121,338	—	205,622
2014	82,422	66,379	—	148,801
Cambiar Unconstrained Equity Fund
2015	2,177,669	—	327	2,177,996
2014	—	—	—	—

As of April 30, 2015, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund	Cambiar Global Equity Fund	Cambiar Unconstrained Equity Fund
Undistributed Ordinary Income	$5,058,191	$—	$8,350,541	$1,473,006	$2,362	$12,956	$—
Undistributed Long-Term Capital Gain	17,375,493	99,072	62,679,644	—	—	96,353	—
Post-October Losses	—	—	—	—	—	—	—
Late-Year Loss Deferral	—	(29,648)	—	—	—	—	(97,397)
Capital Loss Carryforwards	—	—	—	(4,042,356)	—	—	(23,360,235)
Net Unrealized Appreciation	130,437,012	1,453,706	95,553,884	26,679,750	71,341	222,990	13,282,411
Other Temporary Differences	(7)	(1)	1	6	(4)	—	(2)

Total Distributable Earnings (Accumulated Losses)	$152,870,689	$1,523,129	$166,584,070	$24,110,406	$73,699	$332,299	$(10,175,223)

Post-October losses represent losses realized on investment transactions from November 1, 2014 through April 30, 2015 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2015 through April 30, 2015 and specified losses realized on investment transactions from November 1, 2014 through April 30, 2015, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

For Federal income tax purposes, capital loss carryforwards recognized prior to tax years beginning before December 22, 2010 that may be carried forward for a maximum of eight years and applied against future net realized gains. As of April 30, 2015, the following Funds had capital loss carryforwards:

	Expires 2017	Total Pre-Enactment Capital Loss Carryforwards
Cambiar International Equity Fund	$1,173,355	$1,173,355

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2015, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Post-Enactment Capital Loss Carryforwards
Cambiar International Equity Fund	$2,869,001	$—	$2,869,001
Cambiar Unconstrained Equity Fund	23,360,235	—	23,360,235

During the year ended April 30, 2015, the Cambiar Opportunity Fund and Cambiar Unconstrained Equity Fund utilized $109,411,578 and $18,250,976, respectively, of capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at October 31, 2015, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cambiar Opportunity Fund	$574,353,651	$96,096,209	$(19,082,086)	$77,014,123
Cambiar SMID Fund	44,163,181	3,648,013	(3,052,936)	595,077
Cambiar Small Cap Fund	1,047,533,840	93,930,848	(77,353,646)	16,577,202
Cambiar International Equity Fund	769,732,465	28,436,491	(29,854,744)	(1,418,253)
Cambiar International Small Cap Fund	1,182,188	88,910	(65,097)	23,813
Cambiar Global Equity Fund	2,197,013	173,765	(93,141)	80,624
Cambiar Unconstrained Equity Fund	132,511,529	7,822,028	(6,145,975)	1,676,053

7. Risks:

At October 31, 2015, the net assets of the Cambiar International Equity Fund and the Cambiar International Small Cap Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental super-vision and regulation of foreign securities markets and the possibility of political or economic instability.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

8.	Other:

At October 31, 2015, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Cambiar Opportunity Fund, Investor Class	3	68%
Cambiar Opportunity Fund, Institutional Class	4	87%
Cambiar SMID Fund, Investor Class	1	93%
Cambiar SMID Fund, Institutional Class	3	100%
Cambiar Small Cap Fund, Investor Class	6	77%
Cambiar Small Cap Fund, Institutional Class	4	70%
Cambiar International Equity Fund, Investor Class	4	82%
Cambiar International Equity Fund, Institutional Class	5	88%
Cambiar International Small Cap, Institutional Class	2	100%
Cambiar Global Equity Fund, Investor Class	3	95%
Cambiar Unconstrained Equity Fund, Investor Class	4	59%

9.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2015.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 05/01/15	Ending Account Value 10/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Opportunity Fund — Investor Class
Actual Fund Return	$1,000.00	$993.90	1.15%	$5.76
Hypothetical 5% Return	$1,000.00	$1,019.36	1.15%	$5.84
Cambiar Opportunity Fund — Institutional Class
Actual Fund Return	$1,000.00	$995.10	0.90%	$4.51
Hypothetical 5% Return	$1,000.00	$1,020.61	0.90%	$4.57
Cambiar SMID Fund — Investor Class
Actual Fund Return	$1,000.00	$955.60	1.13%	$5.55
Hypothetical 5% Return	$1,000.00	$1,019.46	1.13%	$5.74
Cambiar SMID Fund — Institutional Class
Actual Fund Return	$1,000.00	$955.60	1.05%	$5.16
Hypothetical 5% Return	$1,000.00	$1,019.86	1.05%	$5.33
Cambiar Small Cap Fund — Investor Class
Actual Fund Return	$1,000.00	$926.90	1.30%	$6.30
Hypothetical 5% Return	$1,000.00	$1,018.60	1.30%	$6.60
Cambiar Small Cap Fund — Institutional Class
Actual Fund Return	$1,000.00	$928.40	1.05%	$5.09
Hypothetical 5% Return	$1,000.00	$1,019.86	1.05%	$5.33
Cambiar International Equity Fund — Investor Class
Actual Fund Return	$1,000.00	$964.80	1.09%	$5.38
Hypothetical 5% Return	$1,000.00	$1,019.66	1.09%	$5.53
Cambiar International Equity Fund — Institutional Class
Actual Fund Return	$1,000.00	$965.20	0.95%	$4.69
Hypothetical 5% Return	$1,000.00	$1,020.36	0.95%	$4.82
Cambiar International Small Cap Fund — Institutional Class
Actual Fund Return	$1,000.00	$945.30	1.40%	$6.85
Hypothetical 5% Return	$1,000.00	$1,018.10	1.40%	$7.10
Cambiar Global Equity Fund — Investor Class
Actual Fund Return	$1,000.00	$965.20	1.20%	$5.93
Hypothetical 5% Return	$1,000.00	$1,019.10	1.20%	$6.09
Cambiar Unconstrained Equity Fund — Investor Class
Actual Fund Return	$1,000.00	$970.80	1.35%	$6.69
Hypothetical 5% Return	$1,000.00	$1,018.35	1.35%	$6.85

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Cambiar Opportunity Fund

Cambiar SMID Fund

Cambiar Small Cap Fund

Cambiar International Equity Fund

Cambiar Global Equity Fund

Cambiar Unconstrained Equity Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 20, 2015 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

2401 E. Second Avenue

Suite 400

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-1400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items	12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: January 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: January 8, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and Chief Financial Officer

Date: January 8, 2016